Common Stock and Stockholders' Equity (Deficit) - Summary of Stock Option and RSU Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011
Shares Available for Grant
Balance at the beginning of the period	1,854
Increase in authorized shares	13,750
Stock options granted	(6,308)
RSUs granted	(3,030)
Unvested shares repurchased	4		500
Stock options forfeited or canceled	883
RSUs forfeited or cancelled	407
Balance at the end of the period	7,560	1,854
Number of Shares
Balance at the beginning of the period	10,134
Stock options granted	6,308
Stock options exercised	(3,516)
Stock options forfeited or canceled	(883)
Balance at the end of the period	12,043	10,134
Options vested and expected to vest at the end of the period	10,742
Options vested and exercisable at the end of the period	4,293
Weighted-Average Exercise Price
Balance at the beginning of the period	$ 2.82
Stock options granted	$ 11.40
Stock options exercised	$ 2.03
Stock options forfeited or canceled	$ 4.96
Balance at the end of the period	$ 7.39	$ 2.82
Options vested and expected to vest at the end of the period	$ 7.07
Options vested and exercisable at the end of the period	$ 3.87
Weighted Average Remaining Contractual Term
Options Outstanding, Weighted-average remaining contractual term	8 years 3 months 15 days	8 years 1 month 24 days
Options vested and expected to vest, Weighted-average remaining contractual term	8 years 2 months 16 days
Options vested and exercisable, Weighted-average remaining contractual term	7 years 4 months 2 days
Aggregate Intrinsic Value
Options Outstanding, Aggregate Intrinsic Value, Balance at beginning of period	$ 50,185
Options Outstanding, Aggregate Intrinsic Value, Balance at end of period	204,467	50,185
Options vested and expected to vest, Aggregate Intrinsic Value, Balance at end of period	185,866
Options vested and exercisable, Aggregate Intrinsic Value, Balance at end of period	$ 88,025
Outstanding RSUs
Balance at the beginning of the period	811
RSUs granted	3,030
RSUs vested	(370)
RSUs forfeited or cancelled	(407)
Balance at the end of the period	3,064	811
Weighted-Average Grant Date Fair Value
Balance at the beginning of the period	$ 6.76
RSUs granted	$ 14.44
RSUs vested	$ 9.56
RSUs forfeited or cancelled	$ 9.31
Balance at the end of the period	$ 13.69	$ 6.76